Earnings per share (Tables)	12 Months Ended
Dec. 31, 2025
Earnings per share [abstract]
Earnings per share	The following table summarises basic and diluted earnings per share calculations for the years presented:

	Year ended 31 December
	2025	2024	2023
Profit after taxes attributable to equity shareholders (€ million)	1,942	1,418	1,669
Basic weighted average number of Shares in issue(A) (million)	456	460	459
Effect of dilutive potential Shares(B) (million)	—	1	—
Diluted weighted average number of Shares in issue(A) (million)	456	461	459
Basic earnings per share(C) (€)	4.26	3.08	3.64
Diluted earnings per share(C) (€)	4.26	3.08	3.63
(A)As at 31 December 2025, 31 December 2024 and 31 December 2023, the Group had 449,086,551,
460,947,057 and 459,200,818 Shares, respectively, in issue. As at 31 December 2025 and 31 December 2024 the Group held 440,588 and 92,564 Shares respectively, that were acquired in the market by Coca-Cola
Europacific Partners plc Employee Benefit Trust (see Note 17), classified as treasury shares for accounting purposes. The Shares held by the trust are excluded from the calculation of basic and diluted earnings per share. The Group did not hold any treasury shares as at 31 December 2023.
(B)For the years ended 31 December 2025, 31 December 2024 and 31 December 2023, no outstanding options to purchase Shares were excluded from the diluted earnings per share calculation. The dilutive impact of all outstanding options, unvested restricted stock units and unvested performance share units was included in the effect of dilutive securities.
(C)Basic and diluted earnings per share are calculated prior to rounding.